RETIREMENT BENEFIT OBLIGATIONS - Principal actuarial assumptions (Details) - Pension plans	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate	4.50%	4.80%	1.90%
Future pension increases	3.00%	3.30%	3.40%
Inflation (RPI)	3.10%	3.30%	3.40%
Inflation (CPI)	2.50%	2.30%	2.70%
Life expectancy at age 60, Male	26 years 10 months 24 days	27 years 4 months 24 days	27 years 7 months 6 days
Life expectancy at age 60, Female	29 years 8 months 12 days	30 years 1 month 6 days	30 years 1 month 6 days
Life expectancy at age 60 in 20 years' time, Male	28 years 4 months 24 days	28 years 10 months 24 days	29 years 1 month 6 days
Life expectancy at age 60 in 20 years' time, Female	31 years 1 month 6 days	31 years 6 months	31 years 6 months
United States of America
Disclosure of defined benefit plans [line items]
Discount rate	5.00%	5.30%	2.70%
Life expectancy at age 60, Male	25 years	24 years 10 months 24 days	24 years 8 months 12 days
Life expectancy at age 60, Female	27 years 2 months 12 days	27 years 1 month 6 days	26 years 9 months 18 days
Life expectancy at age 60 in 20 years' time, Male	25 years	24 years 10 months 24 days	24 years 7 months 6 days
Life expectancy at age 60 in 20 years' time, Female	27 years 7 months 6 days	27 years 7 months 6 days	27 years 3 months 18 days